Note 17 (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Goodwill, breakdown by CGU and changes of the year [Table Text Block]
The breakdown, and changes, of the balance under this heading in the condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

GOODWILL. BREAKDOWN BY CGU AND CHANGES OF THE YEAR / PERIOD (MILLIONS OF EUROS)

	Mexico	Colombia	Chile	Other	Total
Balance as of December 31, 2024	541	132	23	4	700
Additions	—	—	—	—	—
Exchange difference	11	5	(1)	—	15
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Balance as of December 31, 2025	553	137	22	4	715
Additions	—	—	—	—	—
Exchange difference	34	17	—	—	51
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Balance as of June 30, 2026	586	154	22	4	767

Other Intangible Assets [Table Text Block]
The breakdown of the balance of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

OTHER INTANGIBLE ASSETS (MILLIONS OF EUROS)

	June 2026	December 2025
Computer software acquisition expense	2,308	2,105
Other intangible assets with an infinite useful life	9	8
Other intangible assets with a definite useful life	39	27
Total	2,356	2,140